Share Capital/Treasury Shares - Summary of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 29, 2023	Jan. 01, 2023	Jan. 01, 2022	Jan. 01, 2020
Disclosure of classes of share capital [line items]
Value of shares issued and fully paid			$ 41	$ 40
Class B ordinary shares issued to holders of the convertible preferred shares	$ 588,291
Exercise of share options, Value	$ 83	$ 151	$ 392	$ 141	$ 2,930
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	600,000,000	444,343,488	444,343,488	444,343,488	444,343,488		444,343,488	444,343,488	444,343,488
Value of shares authorized	$ 65	$ 44	$ 44	$ 44	$ 44		$ 44	$ 44	$ 44
Number of shares issued and fully paid	89,480,804	400,226,098	401,804,327	393,252,140	386,741,005		401,804,327	393,252,140	360,791,045
Value of shares issued and fully paid	$ 9	$ 41	$ 41	$ 40	$ 39		$ 41	$ 40	$ 36
Class B ordinary shares issued to holders of the convertible preferred shares	$ 6
Exercise of share options, Shares	47,443	6,973,958	8,552,187	6,511,135	25,949,960
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Exercise of share options, Value		$ 1	$ 1	$ 1	$ 3
Ordinary shares [member] | Previously stated [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	28,687,806						28,800,932
Value of shares issued and fully paid	$ 3						$ 3
Class A Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	500,000,000					500,000,000
Par value per share	$ 0.0001					$ 0.0001
Class A Ordinary Shares [member] | Pipe Subscription Agreement [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	2,668,750
Class A Ordinary Shares [member] | Business Combination [member]
Disclosure of classes of share capital [line items]
Class A ordinary shares issued in connection to the Business Combination	3,312,715
Class B Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	100,000,000					100,000,000
Class B ordinary shares issued to holders of the convertible preferred shares (Shares)	54,420,964
Par value per share	$ 0.0001					$ 0.0001
Class B Ordinary Shares [member] | Pipe Subscription Agreement [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	230,000